OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Categories of financial assets [abstract]
OTHER FINANCIAL ASSETS

As at December 31,	2021	2020
Derivative assets (Note 17)	$—	$0.4
Loans and other receivables	22.5	19.7
Investments in equity securities and warrants(i)(ii)(iii)	75.5	71.2
Convertible loan receivable(iv)	10.0	11.7
	$108.0	$103.0
Current	$27.0	$14.3
Non-current	81.0	88.7
	$108.0	$103.0
(i)The balance at December 31, 2020 included the Company's investment in Equinox Gold. During the year ended December 31, 2021, the Company disposed of its interest in Equinox Gold for total proceeds of $51.2 million. The balance at December 31, 2021 includes the Company's investments in Nomad Royalty Company, which was previously accounted for as an investment in an associate, and Ascot Resources Ltd. Refer to (ii) below.
(ii)On April 12 2021, pursuant to a private placement offer by Ascot Resources Ltd. ("Ascot") (TSX: AOT), Yamana subscribed for $16.5 million (C$20.6 million) worth of common shares of Ascot at an issue price of C$0.86 per share. The offering closed on April 20, 2021. Upon closing, Yamana held approximately 6.4% of Ascot's basic shares outstanding. Yamana has no right to representation on Ascot's Board of Directors and the investment is accounted for as a financial asset at FVOCI.
(iii)On November 26, 2021, pursuant to a private placement offer by Benchmark Metals Inc. ("Benchmark") (TSX-V: BNCH), Yamana subscribed for 8 million Units at a price of C$1.00 per unit for a total cost of $6.3 million (C$8.0 million). Each Unit consisted of one Benchmark common share and one-half of one transferable common share purchase warrant. Upon closing, Yamana held 3.99% of Benchmark on a non-diluted basis. Yamana has no right to representation on Benchmark's Board of Directors and the investment is accounted for as a financial asset at FVOCI.
(iv)As part of the sale of the Royalty Portfolio in March 2020, the Company received a deferred cash payment that is convertible into shares of Nomad. Refer to Note 6 for further details.